UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund™

Portfolio Holdings As of December 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Common Stock	69,600,825	77,725,801
1.8%	Other Investment Company	1,428,162	1,428,162

99.6%	Total Investments	71,028,987	79,153,963
0.4%	Other Assets and Liabilities, Net		341,665

100.0%	Net Assets		79,495,628

	Number	Value
Security	of Shares	($)

Common Stock 97.8% of net assets

Australia 8.0%

Food & Staples Retailing 2.2%
Wesfarmers Ltd.	54,316	1,779,352

Insurance 3.0%
QBE Insurance Group Ltd.	127,492	2,367,667

Telecommunication Services 2.8%
Telstra Corp., Ltd.	768,592	2,192,731

		6,339,750

France 16.3%

Banks 1.6%
Societe Generale	23,373	1,257,618

Capital Goods 2.6%
Compagnie de Saint-Gobain	40,078	2,064,226

Energy 3.2%
Total S.A.	47,682	2,539,645

Food & Staples Retailing 2.8%
Carrefour S.A.	54,402	2,243,118

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Sanofi-Aventis	35,424	2,271,044

Telecommunication Services 3.2%
France Telecom S.A.	123,233	2,578,738

		12,954,389

Germany 2.7%

Utilities 2.7%
RWE AG	31,674	2,115,488

Hong Kong 0.1%

Utilities 0.1%
Hongkong Electric Holdings Ltd.	15,500	97,713

Italy 3.7%

Banks 2.2%
Intesa Sanpaolo	625,339	1,700,059

Energy 1.5%
Eni S.p.A.	55,711	1,221,033

		2,921,092

Japan 23.1%

Automobiles & Components 3.2%
Toyota Motor Corp.	64,700	2,547,138

Food & Staples Retailing 3.6%
Seven & i Holdings Co., Ltd.	106,700	2,838,661

Household & Personal Products 3.5%
Kao Corp.	103,900	2,792,320

Insurance 2.6%
Tokio Marine Holdings, Inc.	68,200	2,026,048

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Takeda Pharmaceutical Co., Ltd.	63,800	3,134,226

Technology Hardware & Equipment 3.6%
CANON, Inc.	55,000	2,825,090

Telecommunication Services 2.7%
KDDI Corp.	376	2,168,293

		18,331,776

Netherlands 3.3%

Food & Staples Retailing 1.4%
Koninklijke Ahold N.V.	86,252	1,139,402

Media 1.9%
Reed Elsevier N.V.	119,012	1,473,398

		2,612,800

Singapore 3.9%

Banks 2.5%
United Overseas Bank Ltd.	137,551	1,951,982

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	474,000	1,126,385

		3,078,367

Spain 7.2%

Banks 1.3%
Banco Santander S.A.	97,322	1,037,039

Telecommunication Services 3.1%
Telefonica S.A.	108,986	2,488,137

Utilities 2.8%
Iberdrola S.A.	287,929	2,232,473

		5,757,649

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 6.0%

Insurance 2.1%
Zurich Financial Services AG	6,558	1,698,304

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Novartis AG - Reg’d	52,499	3,090,382

		4,788,686

Taiwan 3.0%

Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	980,154	2,385,988

United Kingdom 20.5%

Energy 6.9%
BP plc	328,891	2,424,248
Royal Dutch Shell plc, Class A	91,695	3,038,380

		5,462,628

Food & Staples Retailing 1.7%
Tesco plc	209,773	1,391,016

Food, Beverage & Tobacco 4.0%
Unilever plc	105,248	3,232,830

Insurance 1.2%
Aviva plc	152,764	939,023

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Glaxosmithkline Plc	154,483	2,995,876

Telecommunication Services 2.9%
Vodafone Group plc	884,036	2,320,730

		16,342,103

Total Common Stock
(Cost $69,600,825)		77,725,801

Other Investment Company 1.8% of net assets

United States 1.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,428,162	1,428,162

Total Other Investment Company
(Cost $1,428,162)		1,428,162

End of Investments.

At 12/31/10, the tax basis cost of the fund’s investments was $72,542,915 and the unrealized appreciation and depreciation were $8,201,989 and ($1,590,941), respectively, with a net unrealized appreciation of $6,611,048.

At 12/31/10, the values of certain foreign securities held by the fund aggregating $77,628,088 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

 Level 1—quoted prices in active markets for identical securities. —Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) —Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$77,628,088	$—	$77,628,088
Hong Kong(a)	97,713	—	—	97,713
Other Investment Company(a)	1,428,162	—	—	1,428,162

Total	$1,525,875	$77,628,088	$—	$79,153,963

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60667DEC10

 3

Laudus Trust
Laudus Mondrian Global Equity Fund™

Portfolio Holdings As of December 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.4%		Common Stock	5,040,890	4,598,210
1.8%		Other Investment Company	83,616	83,616

100.2%		Total Investments	5,124,506	4,681,826
(0	.2)%	Other Assets and Liabilities, Net		(9,917)

100.0%		Net Assets		4,671,909

	Number	Value
Security	of Shares	($)

Common Stock 98.4% of net assets

Australia 2.5%

Insurance 1.5%
QBE Insurance Group Ltd.	3,655	67,877

Telecommunication Services 1.0%
Telstra Corp., Ltd.	16,720	47,701

		115,578

France 10.8%

Banks 1.6%
Societe Generale	1,427	76,782

Capital Goods 1.1%
Vinci S.A.	957	52,077

Energy 2.9%
Total S.A.	2,530	134,753

Food & Staples Retailing 2.1%
Carrefour S.A.	2,320	95,659

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Sanofi-Aventis	356	22,823

Telecommunication Services 2.6%
France Telecom S.A.	5,873	122,897

		504,991

Germany 3.2%

Telecommunication Services 1.7%
Deutsche Telekom AG - Reg’d	6,079	78,365

Utilities 1.5%
RWE AG	1,051	70,196

		148,561

Italy 2.2%

Banks 0.8%
UniCredit S.p.A.	17,493	36,265

Energy 1.4%
Eni S.p.A.	3,071	67,308

		103,573

Japan 7.2%

Food & Staples Retailing 1.5%
Seven & i Holdings Co., Ltd.	2,600	69,171

Insurance 1.3%
Tokio Marine Holdings, Inc.	2,100	62,385

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Astellas Pharma, Inc.	1,600	60,809
Takeda Pharmaceutical Co., Ltd.	900	44,213

		105,022

Technology Hardware & Equipment 2.1%
CANNON, Inc.	1,900	97,594

		334,172

Netherlands 3.4%

Diversified Financials 1.6%
ING Groep N.V. CVA *	7,488	73,050

Food & Staples Retailing 1.0%
Koninklijke Ahold N.V.	3,531	46,645

Media 0.8%
Reed Elsevier N.V.	3,221	39,877

		159,572

Singapore 1.2%

Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	24,000	57,032

Spain 4.1%

Telecommunication Services 2.0%
Telefonica S.A.	4,134	94,379

Utilities 2.1%
Iberdrola S.A.	12,364	95,865

		190,244

Switzerland 4.7%

Insurance 1.5%
Zurich Financial Services AG - Reg’d	277	71,734

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Novartis AG - Reg’d	2,552	150,225

		221,959

 1

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Taiwan 1.7%

Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,184	80,780

United Kingdom 13.6%

Consumer Services 0.9%
Compass Group plc	4,704	42,693

Energy 5.4%
BP plc	15,112	111,390
Royal Dutch Shell plc, Class A	4,313	142,915

		254,305

Food, Beverage & Tobacco 2.6%
Unilever plc	3,918	120,346

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Glaxosmithkline Plc	6,872	133,268

Telecommunication Services 1.8%
Vodafone Group plc	32,358	84,945

		635,557

United States 43.8%

Banks 3.0%
U.S. Bancorp	3,200	86,304
Wells Fargo & Co.	1,755	54,388

		140,692

Capital Goods 1.9%
3M Co.	500	43,150
General Electric Co.	2,600	47,554

		90,704

Diversified Financials 1.0%
Bank of America Corp.	3,550	47,357

Energy 5.9%
Chevron Corp.	1,600	146,000
Southwestern Energy Co. *	3,500	131,005

		277,005

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	1,600	86,288

Food, Beverage & Tobacco 3.5%
ConAgra Foods, Inc.	3,300	74,514
H.J. Heinz Co.	1,800	89,028

		163,542

Health Care Equipment & Services 3.3%
Baxter International, Inc.	1,800	91,116
WellPoint, Inc. *	1,100	62,546

		153,662

Household & Personal Products 1.0%
The Procter & Gamble Co.	700	45,031

Materials 1.5%
Alcoa, Inc.	4,700	72,333

Media 2.3%
CBS Corp., Class B	5,700	108,585

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
Johnson & Johnson	1,700	105,145
Merck & Co., Inc.	3,900	140,556
Pfizer, Inc.	6,965	121,957

		367,658

Retailing 2.2%
Genuine Parts Co.	2,000	102,680

Software & Services 1.5%
Microsoft Corp.	2,500	69,800

Telecommunication Services 3.7%
AT&T, Inc.	2,900	85,202
Verizon Communications, Inc.	2,400	85,872

		171,074

Transportation 1.6%
United Parcel Service, Inc., Class B	1,000	72,580

Utilities 1.7%
Edison International	2,000	77,200

		2,046,191

Total Common Stock
(Cost $5,040,890)		4,598,210

Other Investment Company 1.8% of net assets

United States 1.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	83,616	83,616

Total Other Investment Company
(Cost $83,616)		83,616

End of Investments.

At 12/31/10, the tax basis cost of the fund’s investments was $5,125,107 and the unrealized appreciation and depreciation were $242,623 and ($685,904), respectively, with a net unrealized depreciation of ($443,281).

At 12/31/10, the values of certain foreign securities held by the fund aggregating $2,552,019 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered

2

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

 Level 1—quoted prices in active markets for identical securities. —Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) —Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$2,552,019	$—	$2,552,019
United States(a)	2,046,191	—	—	2,046,191
Other Investment Company(a)	83,616	—	—	83,616

Total	$2,129,807	$2,552,019	$—	$4,681,826

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60669DEC10

 3

Laudus Trust
Laudus Mondrian Emerging Markets Fund™

Portfolio Holdings As of December 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

94.8%		Common Stock	147,742,363	170,076,407
3.1%		Preferred Stock	4,222,909	5,545,638
2.8%		Other Investment Company	5,078,118	5,078,118

100.7%		Total Investments	157,043,390	180,700,163
(0	.7)%	Other Assets and Liabilities, Net		(1,167,747)

100.0%		Net Assets		179,532,416

	Number	Value
Security	of Shares	($)

Common Stock 94.8% of net assets

Brazil 14.1%

Food, Beverage & Tobacco 2.2%
Companhia de Bebidas das Americas ADR	125,000	3,878,750

Materials 3.7%
Vale S.A. ADR *	222,100	6,711,862

Software & Services 2.6%
Redecard S.A.	368,500	4,672,846

Transportation 3.2%
Companhia de Concessoes Rodoviarias	203,000	5,735,362

Utilities 2.4%
CPFL Energia S.A. ADR	56,800	4,362,808

		25,361,628

Chile 3.0%

Utilities 3.0%
Enersis S.A. ADR	236,500	5,491,530

China 20.6%

Banks 7.3%
China Construction Bank Corp., Class H	8,047,950	7,209,731
Industrial & Commercial Bank of China Ltd., Class H	7,840,325	5,836,737

		13,046,468

Capital Goods 2.7%
Beijing Enterprises Holdings Ltd.	774,000	4,797,299

Food, Beverage & Tobacco 1.8%
Want Want China Holdings Ltd.	3,803,000	3,330,527

Household & Personal Products 1.2%
Hengan International Group Co., Ltd.	260,500	2,246,022

Telecommunication Services 2.5%
China Mobile Ltd.	461,500	4,575,707

Transportation 3.2%
China Merchants Holdings International Co., Ltd.	826,000	3,260,572
China Shipping Development Co., Ltd., Class H	1,856,000	2,470,955

		5,731,527

Utilities 1.9%
China Resources Power Holdings Co., Ltd.	1,852,000	3,352,079

		37,079,629

Czech Republic 1.8%

Utilities 1.8%
CEZ A/S	76,479	3,193,466

India 4.4%

Banks 2.0%
Axis Bank Ltd.	117,102	3,528,376

Diversified Financials 2.0%
Rural Electrification Corp., Ltd.	524,930	3,502,614

Software & Services 0.4%
HCL Technologies Ltd.	79,450	808,204

		7,839,194

Indonesia 3.1%

Utilities 3.1%
PT Perusahaan Gas Negara	11,269,000	5,528,703

Kazahkstan 1.9%

Energy 1.9%
KazMunaiGas Exploration Production GDR	168,617	3,343,675

Malaysia 2.0%

Telecommunication Services 2.0%
Maxis Berhad	2,110,900	3,629,380

Mexico 3.0%

Materials 3.0%
Grupo Mexico SAB De CV, Series B	1,322,700	5,445,026

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Peru 1.9%

Banks 1.9%
Credicorp Ltd.	28,594	3,400,113

Philippines 2.4%

Telecommunication Services 2.4%
Philippine Long Distance Telephone Co. ADR	73,600	4,288,672

Republic of Korea 5.4%

Banks 2.1%
KB Financial Group, Inc. *	65,384	3,438,832
KB Financial Group, Inc. ADR	6,250	330,563

		3,769,395

Food, Beverage & Tobacco 3.3%
KT&G Corp.	103,895	5,923,634

		9,693,029

Russia 4.1%

Energy 4.1%
Gazprom ADR	154,339	3,926,384
LUKOIL ADR	58,800	3,364,536

		7,290,920

South Africa 7.9%

Diversified Financials 2.1%
African Bank Investments Ltd.	629,237	3,702,937

Energy 3.5%
Sasol	118,019	6,204,384

Food, Beverage & Tobacco 2.3%
Tiger Brands Ltd.	143,178	4,212,251

		14,119,572

Taiwan 9.9%

Semiconductors & Semiconductor Equipment 6.0%
MediaTek, Inc.	246,923	3,534,249
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,957,719	7,199,973

		10,734,222

Technology Hardware & Equipment 1.0%
Asustek Computer, Inc.	183,060	1,738,616

Telecommunication Services 2.9%
Chunghwa Telecom Co., Ltd. ADR *	208,202	5,261,265

		17,734,103

Thailand 3.1%

Energy 3.1%
PTT PCL	519,900	5,518,925

Turkey 6.2%

Banks 1.9%
Turkiye Garanti Bankasi A/S	686,014	3,464,640

Energy 2.3%
Tupras-Turkiye Petrol Rafinerileri A/S	165,732	4,138,133

Telecommunication Services 2.0%
Turkcell Iletisim Hizmetleri A/S	514,933	3,516,069

		11,118,842

Total Common Stock
(Cost $147,742,363)		170,076,407

Preferred Stock 3.1% of net assets

Brazil 3.1%

Banks 3.1%
Itausa - Investimentos Itau S.A.	697,406	5,545,638

Total Preferred Stock
(Cost $4,222,909)		5,545,638

Other Investment Company 2.8% of net assets

United States 2.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	5,078,118	5,078,118

Total Other Investment Company
(Cost $5,078,118)		5,078,118

End of Investments.

At 12/31/10, the tax basis cost of the fund’s investments was $159,707,696 and the unrealized appreciation and depreciation were $23,113,359 and ($2,120,892) respectively, with a net unrealized appreciation of $20,992,467.

At 12/31/10, the values of certain foreign securities held by the fund aggregating $104,344,090 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

 Level 1—quoted prices in active markets for identical securities. —Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) —Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$82,508,786	$—	$82,508,786
Brazil(a)	25,361,628	—	—	25,361,628
Chile(a)	5,491,530	—	—	5,491,530
Kazahkstan(a)	3,343,675	—	—	3,343,675
Mexico(a)	5,445,026	—	—	5,445,026
Peru(a)	3,400,113	—	—	3,400,113
Philippines(a)	4,288,672	—	—	4,288,672
Republic of Korea(a)	—	5,923,634	—	5,923,634
Banks	330,563	3,438,832	—	3,769,395
Russia(a)	7,290,920	—	—	7,290,920
Taiwan(a)	—	12,472,838	—	12,472,838
Telecommunication Services	5,261,265	—	—	5,261,265
Thailand(a)	5,518,925	—	—	5,518,925
Preferred Stock(a)	5,545,638	—	—	5,545,638
Other Investment Company(a)	5,078,118	—	—	5,078,118

Total	$76,356,073	$104,344,090	$—	$180,700,163

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60664DEC10

4

Laudus Trust
Laudus Mondrian International Fixed Income Fund™

Portfolio Holdings As of December 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

59.0%	Government Bonds	444,295,884	443,822,016
12.0%	Government Agency Obligations	84,047,187	90,484,339
9.1%	Corporate Bonds	71,311,913	68,766,926
1.2%	Securitized	7,663,566	9,160,726
13.9%	Supranational	96,245,257	104,346,009
2.5%	Other Investment Company	18,821,428	18,821,428

97.7%	Total Investments	722,385,235	735,401,444
2.3%	Other Assets and Liabilities, Net		17,069,885

100.0%	Net Assets		752,471,329

Security	Face Amount	Value
Rate, Maturity Date*	(local currency)	($)

Government Bonds 59.0% of net assets

Australia 4.2%
Australia Government Bond
5.25%, 03/15/19 (AUD)	11,900,000	11,975,438
5.75%, 05/15/21 (AUD)	18,600,000	19,327,100

		31,302,538

Austria 4.2%
Austria Government Bond
6.25%, 07/15/27 (EUR)	18,200,000	31,746,972

Finland 4.1%
Finland Government Bond
5.38%, 07/04/13 (EUR)	21,000,000	31,019,026

France 3.1%
France Government Bond OAT
4.00%, 04/25/14 (EUR)	6,100,000	8,783,964
5.75%, 10/25/32 (EUR)	8,400,000	14,319,136

		23,103,100

Germany 2.3%
Bundesobligation
1.75%, 10/09/15 (EUR)	3,700,000	4,921,937
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	4,000,000	5,786,344
4.25%, 07/04/18 (EUR)	3,100,000	4,586,630
2.25%, 09/04/20 (EUR)	1,400,000	1,769,053

		17,063,964

Greece 0.5%
Hellenic Republic Government Bond
4.50%, 05/20/14 (EUR)	1,900,000	1,903,974
4.60%, 07/20/18 (EUR)	2,000,000	1,608,103

		3,512,077

Italy 9.7%
Buoni Poliennali Del Tesoro
5.25%, 08/01/17 (EUR)	5,900,000	8,355,327
Italy Government International Bond
4.75%, 02/01/13 (EUR)	9,300,000	12,884,030
4.25%, 08/01/14 (EUR)	21,500,000	29,492,092
4.00%, 02/01/37 (EUR)	11,200,000	12,289,865
Republic of Italy
5.50%, 12/15/14 (JPY)	700,000,000	9,932,275

		72,953,589

Japan 18.1%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	1,100,000,000	13,554,848
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	2,350,000,000	29,402,526
1.60%, 09/20/13 (JPY)	1,400,000,000	17,892,807
1.90%, 06/20/16 (JPY)	2,350,000,000	31,158,847
1.50%, 09/20/18 (JPY)	2,100,000,000	27,210,066
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	65,000,000	868,975
Japan Government Twenty Year Bond
1.90%, 03/22/21 (JPY)	1,250,000,000	16,502,433

		136,590,502

Mexico 1.7%
Mexico Government Bond
5.38%, 06/10/13 (EUR)	9,000,000	12,838,501

Netherlands 2.5%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	6,000,000	8,654,741
7.50%, 01/15/23 (EUR)	5,360,000	10,117,356

		18,772,097

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	(local currency)	($)

Poland 3.7%
Poland Government Bond
5.25%, 04/25/13 (PLN)	7,100,000	2,432,251
5.00%, 10/24/13 (PLN)	3,300,000	1,118,163
6.25%, 10/24/15 (PLN)	17,700,000	6,199,448
5.50%, 10/25/19 (PLN)	14,100,000	4,634,954
5.75%, 09/23/22 (PLN)	41,000,000	13,498,963

		27,883,779

Slovakia 1.6%
Slovakia Government Bond
4.90%, 02/11/14 (EUR)	8,497,664	12,115,549

Slovenia 1.6%
Slovenia Government Bond
4.38%, 02/06/19 (EUR)	9,000,000	12,226,944

Sweden 1.7%
Sweden Government Bond
3.00%, 07/12/16 (SEK)	45,000,000	6,738,348
5.00%, 12/01/20 (SEK)	35,000,000	5,955,030

		12,693,378

Total Government Bonds
(Cost $444,295,884)		443,822,016

Government Agency Obligations 12.0% of net assets

Germany 7.5%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	1,600,000,000	20,057,229
Kreditanstalt fuer Wiederaufbau
0.30%, 03/20/13 (JPY)	1,200,000,000	14,795,517
2.05%, 02/16/26 (JPY)	1,700,000,000	22,014,298

		56,867,044

Japan 2.8%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	1,160,000,000	15,206,144
Japan Finance Org. for Municipal Enterprises
1.55%, 02/21/12 (JPY)	350,000,000	4,379,772
1.35%, 11/26/13 (JPY)	120,000,000	1,522,991

		21,108,907

Netherlands 1.7%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	970,000,000	12,508,388

Total Government Agency Obligations
(Cost $84,047,187)		90,484,339

Corporate Bonds 9.1% of net assets

Netherlands 1.0%
ING Bank N.V.
6.13%, 05/29/18, 05/29/23 (EUR) (a)(b)	5,650,000	7,607,475

Norway 2.5%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	19,098,682

United Kingdom 5.3%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	724,617
6.00%, 06/10/19 (EUR)	9,200,000	13,056,652
Lloyds TSB Bank plc
5.63%, 03/05/13, 03/05/18 (EUR) (a)(b)	1,200,000	1,554,980
5.38%, 09/03/19 (EUR)	4,500,000	5,918,164
Royal Bank of Scotland plc
5.38%, 09/30/19 (EUR)	3,500,000	4,464,777
SL Finance plc
6.38%, 07/12/12, 07/12/22 (EUR) (a)(b)	5,750,000	7,491,632
Standard Chartered Bank
5.88%, 09/26/17 (EUR)	5,000,000	6,992,303

		40,203,125

United States 0.3%
Zurich Finance (USA), Inc.
4.50%, 06/15/15, 06/15/25 (EUR) (a)(b)	1,400,000	1,857,644

Total Corporate Bonds
(Cost $71,311,913)		68,766,926

Securitized 1.2% of net assets

France 1.1%
Dexia Municipal Agency
1.55%, 10/31/13 (JPY)	640,000,000	8,004,210

Ireland 0.1%
Depfa ACS Bank
1.65%, 12/20/16 (JPY)	110,000,000	1,156,516

Total Securitized
(Cost $7,663,566)		9,160,726

Supranational 13.9% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	1,800,000,000	24,022,407

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	(local currency)	($)
European Investment Bank
1.40%, 06/20/17 (JPY)	2,000,000,000	25,635,349
1.90%, 01/26/26 (JPY)	500,000,000	6,343,768
Inter-American Development Bank
6.00%, 05/25/16 (AUD)	19,400,000	19,711,644
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	2,200,000,000	28,632,841

Total Supranational
(Cost $96,245,257)		104,346,009

	Number	Value
Security	of Shares	($)

Other Investment Company 2.5% of net assets

United States 2.5%
State Street Institutional Liquid Reserves Fund - Institutional Class (USD)	18,821,428	18,821,428

Total Other Investment Company
(Cost $18,821,428)		18,821,428

End of Investments.

At 12/31/10 the tax basis cost of the fund’s investments was $722,506,549, and the unrealized appreciation and depreciation were $26,877,679 and ($13,982,784), respectively, with a net appreciation of $12,894,895.

*	For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(a)	Variable-rate security.
(b)	Callable security.

AUD —	Australian Dollar
EUR —	euro Currency
JPY —	Japanese Yen
PLN —	Polish Zloty
SEK —	Swedish Krona
USD —	U.S. Dollar

In addition to the above, the fund held the following at 12/31/10:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

01/28/2011	State Street Bank London	GBP	31,811,500	EUR	36,466,578	860,549

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

 Level 1—quoted prices in active markets for identical securities. —Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) —Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

 Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds(a)	$—	$443,822,016	$—	$443,822,016
Government Agency Obligations(a)	—	90,484,339	—	90,484,339
Corporate Bonds(a)	—	68,766,926	—	68,766,926
Securitized(a)	—	9,160,726	—	9,160,726
Supranational	—	104,346,009	—	104,346,009
Other Investment Company(a)	18,821,428	—	—	18,821,428

Total	$18,821,428	$716,580,016	$—	$735,401,444

Other Financial Instruments*
Forward Foreign Currency Contracts	$860,549	$—	$—	$860,549

*	Forward Foreign Currency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2010. The fund invested in forward currency contracts in connection with the purchase and sale of portfolio securities with the aim of minimizing losses from the depreciation of currencies that are deemed to be overvalued according to Mondrian’s propriety currency valuation model. During the period, the fund’s monthly average notional amount of forward foreign currency exchange contracts was $36,756,730 and the monthly average unrealized gains (losses) was $607,507.

REG60666DEC10

Laudus Trust
Laudus Growth Investors U.S. Large Cap Growth Fund™

Portfolio Holdings As of December 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Common Stock	310,683,294	383,710,351
2.4%	Other Investment Companies	9,237,761	9,545,229

100.0%	Total Investments	319,921,055	393,255,580
—%	Other Assets and Liabilities, Net		(67,995)

100.0%	Net Assets		393,187,585

	Number	Value
Security	of Shares	($)

Common Stock 97.6% of net assets

Capital Goods 9.7%
Danaher Corp.	147,800	6,971,726
Illinois Tool Works, Inc.	117,400	6,269,160
Parker Hannifin Corp.	49,200	4,245,960
Precision Castparts Corp.	47,800	6,654,238
Roper Industries, Inc.	65,400	4,998,522
United Technologies Corp.	115,400	9,084,288

		38,223,894

Consumer Durables & Apparel 1.8%
NIKE, Inc., Class B	82,600	7,055,692

Consumer Services 6.6%
International Game Technology	363,400	6,428,546
Las Vegas Sands Corp. *	140,900	6,474,355
McDonald’s Corp.	169,300	12,995,468

		25,898,369

Diversified Financials 4.7%
BlackRock, Inc.	20,800	3,964,064
CME Group, Inc.	16,700	5,373,225
IntercontinentalExchange, Inc. *	30,200	3,598,330
The Goldman Sachs Group, Inc.	33,000	5,549,280

		18,484,899

Energy 10.0%
Anadarko Petroleum Corp.	82,300	6,267,968
Concho Resources, Inc. *	68,000	5,961,560
CONSOL Energy, Inc.	120,900	5,892,666
Occidental Petroleum Corp.	124,000	12,164,400
Schlumberger Ltd.	110,300	9,210,050

		39,496,644

Food & Staples Retailing 1.8%
CVS Caremark Corp.	198,600	6,905,322

Food, Beverage & Tobacco 2.1%
Kellogg Co.	163,300	8,341,364

Health Care Equipment & Services 1.2%
Express Scripts, Inc. *	86,000	4,648,300

Materials 6.1%
Freeport-McMoRan Copper & Gold, Inc.	61,000	7,325,490
Potash Corp. of Saskatchewan, Inc.	32,100	4,970,043
Praxair, Inc.	41,100	3,923,817
The Sherwin-Williams Co.	92,100	7,713,375

		23,932,725

Media 2.7%
Discovery Communications, Inc., Class A *	165,000	6,880,500
Focus Media Holding Ltd. ADR *	178,600	3,916,698

		10,797,198

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Agilent Technologies, Inc. *	148,500	6,152,355
Allergan, Inc.	163,600	11,234,412
Watson Pharmaceuticals, Inc. *	105,100	5,428,415

		22,815,182

Retailing 7.2%
Amazon.com, Inc. *	106,800	19,224,000
Priceline.com, Inc. *	23,200	9,269,560

		28,493,560

Software & Services 12.9%
Baidu, Inc. ADR *	67,800	6,544,734
Google, Inc., Class A *	33,400	19,838,598
MasterCard, Inc., Class A	18,700	4,190,857
Oracle Corp.	259,200	8,112,960
Red Hat, Inc. *	68,900	3,145,285
SINA Corp. *	64,700	4,452,654
Teradata Corp. *	103,000	4,239,480

		50,524,568

Technology Hardware & Equipment 18.9%
Apple, Inc. *	87,900	28,353,024
EMC Corp. *	596,700	13,664,430
F5 Networks, Inc. *	28,700	3,735,592

 1

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Juniper Networks, Inc. *	185,000	6,830,200
QUALCOMM, Inc.	242,600	12,006,274
Riverbed Technology, Inc. *	114,400	4,023,448
SanDisk Corp. *	110,400	5,504,544

		74,117,512

Telecommunication Services 3.4%
American Tower Corp., Class A *	67,800	3,501,192
Crown Castle International Corp. *	226,700	9,936,261

		13,437,453

Transportation 2.7%
C.H. Robinson Worldwide, Inc.	77,100	6,182,649
Union Pacific Corp.	47,000	4,355,020

		10,537,669

Total Common Stock
(Cost $310,683,294)		383,710,351

Other Investment Companies 2.4% of net assets

iShares Russell 1000 Growth Index Fund	90,700	5,193,482
State Street Institutional Liquid Reserves Fund - Institutional Class	4,351,747	4,351,747

Total Other Investment Companies
(Cost $9,237,761)		9,545,229

End of Investments.

At 12/31/10, the tax basis cost of the fund’s investments was $321,694,906 and the unrealized appreciation and depreciation were $72,077,343 and ($516,669), respectively, with a net unrealized appreciation of $71,560,674.

*	Non-income producing security.

ADR —	American Depositary Receipt

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

 Level 1—quoted prices in active markets for identical securities. —Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) —Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). —Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

2

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$383,710,351	$—	$—	$383,710,351
Other Investment Companies	9,545,229	—	—	9,545,229

Total	$393,255,580	$—	$—	$393,255,580

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60662DEC10

 3

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer
Date: 2/18/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer
Date: 2/18/2011

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer
Date: 2/18/2011